Major Customers and Suppliers	6 Months Ended
Jun. 30, 2022
Major Customers and Suppliers
Major Customers and Suppliers

Note 18 – Major Customers and Suppliers

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the six months ended June 30, 2022, four major customers accounted for approximately 21%, 20%, 17%, and 10% of the Company’s total sales, respectively. For the six months ended June 30, 2021, four major customers accounted for approximately 27%, 22%, 21%, and 12% of the Company’s total sales, respectively.

As of June 30, 2022, three customers accounted for approximately 26%, 25% and 23% of the Company’s accounts receivable balance, respectively. As of December 31, 2021, four customers accounted for approximately 29%, 26%, 25% and 12% of the Company’s accounts receivable balance, respectively.

The Company also had certain major suppliers whose purchases individually represented 10% or more of the Company’s total purchases. For the six months ended June 30, 2022, four major suppliers accounted for approximately 27%, 18%, 14% and 12% of the Company’s total purchases, respectively. For the six months ended June 30, 2021, three major suppliers accounted for approximately 52%, 21% and 10% of the Company’s total purchases, respectively.